Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cash and cash equivalents [Abstract]
Schedule of cash and bank balances [text block]
	December 31,
	2017	2018
	(in thousands)
Cash on hand, demand deposits and checking accounts	$40,871,878	30,134,051
Time deposits	57,438,459	38,939,198
Government bonds with reverse repurchase agreements	6,710,279	90,047
	$105,020,616	69,163,296